Nature of Operations and Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	May 28, 2025
Accounting Policies [Abstract]
Financial income (expenses), net	$ 10,386,000	$ 1,676,000	$ 2,993,000
Accounts Receivable Factoring, Maximum Amount				$ 15,000,000